Impact on Regulatory Capital RWA and Leverage Exposure 2 (Tables)	3 Months Ended
Jun. 30, 2018
Impact on Regulatory Capital, RWA, and Leverage Exposure 2 [Abstract]
Impact on Regulatory Capital, RWA, and Leverage Exposure 2 Fully loaded [text block table]
in € bn	Risk Weighted Assets	Leverage Exposure
Balance as of Dec 31, 2017	344	1,395
Changes from	0	(0)
DTA RWA / Change of Total Assets	1	(1)
SA RWA/ Lower Deductions	(0)	0
Balance as of Jan 1, 2018[1]	345	1,395
Ratios as of Dec 31, 2017	14.00%	3.80%
Ratios as of Jan 1, 2018[1]	13.90%	3.80%
Change in bps	(13)	(3)

[1]Pro forma.

Impact on Regulatory Capital, RWA, and Leverage Exposure 2 Transitional rules [text block table]
in € bn	Risk Weighted Assets	Leverage Exposure
Balance as of Dec 31, 2017	343	1,396
Changes from	0	0
DTA RWA / Change of Total Assets	1	0
SA RWA/ Lower Deductions	(0)	0
Balance as of Jan 1, 2018[1]	344	1,396
Ratios as of Dec 31, 2017	14.80%	4.10%
Ratios as of Jan 1, 2018[1]	14.60%	4.10%
Change in bps	(15)	(3)

[1]Pro forma.